Segments, Customers And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Segments, Customers And Geographic Information [Abstract]
Schedule of Revenues by Geographic Region	Revenues by geographic region are as follows:
	Year ended December 31,
	2025	2024	2023

United States	$38,849	$36,087	$31,829
Asia (*)	9,900	12,725	9,786
Latin America	222	327	1,266
EMEA (including Israel)	22,523	11,870	8,719
	$71,494	$61,009	$51,600

(*)	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.

Schedule of Major Customer Data of Total Revenues	Major customer data as a percentage of total revenues:
	Year ended December 31,
	2025	2024	2023
	%
A	48	51	52
B (*)	17	26	24
C	21	11	(**	)
	86%	88%	76%

(*)	For the year ended December 31, 2025, operating both in Asia and EMEA.

(**)	Less than 1%.

Schedule of Long-Lived Assets by Geographic Areas	Long-lived assets by geographic areas:
	Year ended December 31,
	2025	2024

Israel	$3,103	$3,643
United States	356	480
Other	427	177
Total long-lived assets (1)	$3,886	$4,300

(1)	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.